Lease Liability - Schedule of Long Term Agreement for the Lease (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Long Term Agreement for the Lease [Line Items]
Lease liability	$ 13,858	$ 26,078
Less than 6 months [Member]
Schedule of Long Term Agreement for the Lease [Line Items]
Lease liability	6,734	6,932
6 – 12 months [Member]
Schedule of Long Term Agreement for the Lease [Line Items]
Lease liability	6,734	6,932
Between 1 and 2 years [Member]
Schedule of Long Term Agreement for the Lease [Line Items]
Lease liability	1,122	15,019
Between 2 and 5 years [Member]
Schedule of Long Term Agreement for the Lease [Line Items]
Lease liability
Total contractual cashflows [Member]
Schedule of Long Term Agreement for the Lease [Line Items]
Lease liability	14,591	28,883
Carrying amount of lease liabilities [Member]
Schedule of Long Term Agreement for the Lease [Line Items]
Lease liability	$ 13,858	$ 26,078